Discontinued Operations (Tables)	9 Months Ended	12 Months Ended
	Mar. 31, 2022	Jun. 30, 2021
Discontinued Operations
Discontinued operations
Assets:	March 31, 2022	June 30, 2021
Cash	$600	$-
Accounts receivable	-	52,000
Inventories	-	3,300

	$600	$55,300

Liabilities:	March 31, 2022	June 30, 2021
Accrued expenses and taxes	$-	$20,700
Contract liabilities	7,900	16,500

	$7,900	$37,200
	Three Months Ended		Nine Months Ended
	March 31,2022	March 31,2021	March 31,2022	March 31,2021
Revenues	$-	$107,800	$20,600	$387,700
Cost of goods sold	6,900	78,800	10,300	458,500
Gross profit (loss)	(6,900)	29,000	10,300	(70,800)
Selling, general and administrative expenses	700	12,600	2,900	282,200
Income (loss) from operations	(7,600)	16,400	7,400	(353,000)
Loss on disposal	-	-	-	(405,400)
Income (loss) before income tax benefit	(7,600)	16,400	7,400	(758,400)
Income tax expense (benefit)	-	-	4,000	(179,900)
Net income (loss) attributable to discontinued operations	$(7,600)	$16,400	$3,400	$(578,500)

Assets:	June 30, 2021	June 30, 2020
Accounts receivable	$52,000	$-
Inventories	3,300	343,700
Property and equipment, net	-	1,400
Goodwill	-	447,900

Discontinued operations	$55,300	$793,000
Liabilities:	June 30, 2021	June 30, 2020
Accounts payable	$-	$20,100
Accrued expenses and taxes	20,700	120,700
Contract liabilities	16,500	69,000
Operating lease liabilities, current portion	-	31,100

	$37,200	$240,900
	Years Ended
	June 30, 2021	June 30, 2020
Revenues	$387,700	$785,900
Cost of goods sold	471,800	869,900
Gross profit	(84,100)	(84,000)
Selling, general and administrative expenses	280,400	388,500
Loss from operations	(364,500)	(472,500)
Loss on disposal	(405,400)	--
Loss before income tax benefit	(769,900)	(472,500)
Income tax benefit, all deferred	(207,400)	(222,600)
Net income (loss) attributable to discontinued operations	$(562,500)	$(249,900)